Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 43,253	$ 11,700	$ 5,098